Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 15,506	$ 15,826
Accumulated depreciation	(10,237)	(9,925)
Net property, plant and equipment	5,269	5,901
Land and industrial buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	3,279	3,332
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	8,621	8,417
Assets sold with buy-back commitment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	2,649	3,100
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	164	162
Other
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 793	$ 815